Basis of Presentation (Policies)	6 Months Ended
Jun. 30, 2022
Basis of Presentation
Accounting policies and methods of computation followed in interim financial statements

The unaudited condensed consolidated financial statements have been prepared on the historical cost basis, except for the revaluation of derivative financial instruments. The same accounting policies and methods of computation have been followed in these unaudited condensed consolidated financial statements as applied in the preparation of the Partnership’s consolidated financial statements for the year ended December 31, 2021. On July 28, 2022, the Partnership’s board of directors authorized the unaudited condensed consolidated financial statements for issuance.

Adoption of new and revised IFRS

Adoption of new and revised IFRS

(a)  Standards and interpretations adopted in the current period

There were no IFRS standards or amendments that became effective in the current period which were relevant to the Partnership or material with respect to the Partnership’s financial statements.

(b)  Standards and amendments in issue not yet adopted

At the date of authorization of these consolidated financial statements, the following standards and amendments relevant to the Partnership were in issue but not yet effective:

In January 2020, the IASB issued a narrow-scope amendment to IAS 1 Presentation of Financial Statements, to clarify that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the expectations of the entity or events after the reporting date (for example, the receipt of a waiver or a breach of covenant). The amendment also clarifies what IAS 1 means when it refers to the “settlement” of a liability as the extinguishment of a liability with cash, other economic resources or an entity’s own equity instruments. The amendment will be effective for annual periods beginning on or after January 1, 2024 and should be applied retrospectively in accordance with IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. Earlier application is permitted. Management anticipates that this amendment will not have a material impact on the Partnership’s financial statements.

In February 2021, the IASB amended IAS 1 Presentation of Financial Statements, IFRS Practice Statement 2 and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors to improve accounting policy disclosures and help the users of the financial statements to distinguish between changes in accounting estimates and changes in accounting policies. The amendments will be effective for annual periods beginning on or after January 1, 2023. Management anticipates that these amendments will not have a material impact on the Partnership’s financial statements.

The impact of all other IFRS standards and amendments issued but not yet adopted is not expected to be material with respect to the Partnership’s financial statements.